Exhibit 99.1

WF Card Issuance Trust

WFCardSeries Monthly Noteholders’ Statement

Monthly Period: March 2026

End of Monthly Period		March 31, 2026
Interest Period	March 16, 2026	through April 14, 2026
Distribution Date		April 15, 2026
Days in Interest Period		30

Reference is made to the Indenture (the “Indenture”), dated as of November 14, 2023, and the WFCardSeries Indenture Supplement (the “Indenture Supplement”), dated as of November 14, 2023, each by and among WF Card Issuance Trust, as Issuer, U.S. Bank Trust Company, National Association, as Indenture Trustee and Note Registrar, and U.S. Bank National Association, as Bank. Terms used herein and not defined herein have the meanings ascribed to them in the Indenture and the Indenture Supplement, as applicable. Each of the Indenture and the Indenture Supplement has been included as an exhibit to a report on Form 8-K (the “Form 8-K) filed by WF Card Funding, LLC and the WF Card Issuance Trust with the Securities and Exchange Commission under Central Index Key (CIK) Nos. 0001833590 and 0001833494, respectively, on November 14, 2023.

The following computations are prepared with respect to the Transfer Date of April 14, 2026 and with respect to the performance of the Collateral during the related Monthly Period.

	Beginning	Ending
Number of Accounts (1)	3,179,165	3,168,575
Principal Receivables	$9,099,541,548.31	$9,181,982,500.37
Finance Charge Receivables	$86,736,676.03	$91,991,812.52
Discount Option Receivables	$0.00	$0.00
Total Receivables	$9,186,278,224.34	$9,273,974,312.89
Increase in Principal Receivables from Additional Accounts		$0.00
Increase in Finance Charge Receivables from Additional Accounts		$0.00
Increase in Discount Option Receivables from Additional Accounts		$0.00
Decrease in Principal Receivables due to Removed Accounts		$0.00
Decrease in Finance Charge Receivables due to Removed Accounts		$0.00
Decrease in Discount Option Receivables due to Removed Accounts		$0.00
Average Principal Receivables		$9,086,144,773.73

(1)	Accounts include certain accounts that have been closed and have a balance.

II. Transferor Interest

End of Monthly Period Excess Funding Account Balance	$0.00
End of Monthly Period Minimum Transferor Interest	$459,099,125.02
End of Monthly Period Transferor Interest	$3,931,982,500.37
Seller’s Interest percentage (2)	74.89%
E.U. Risk Retention (3)	42.82%

(2)

Seller’s Interest is calculated as End of Monthly Period Transferor Interest divided by the aggregate unpaid principal balance of the outstanding notes issued by the Issuer (including notes held for the life of such notes by Wells Fargo Bank, National Association or its wholly-owned affiliates). Wells Fargo Bank, National Association, as sponsor, currently complies with the U.S. risk retention rules through retention by WF Card Funding, LLC of a “seller’s interest,” in the form of the Transferor Interest.

(3)

E.U. Risk Retention is calculated as End of Monthly Period Transferor Interest divided by End of the Month Principal Receivables. Wells Fargo Bank, National Association, as “originator” for the purposes of the EU risk retention rules, currently retains a material net economic interest that is not less than five percent of the nominal value of the securitized exposure, which interest is not subject to any credit risk mitigation, short position or other hedge, except to the extent permitted by the EU risk retention rules.

III. Collections and Allocations

	Trust	Series Allocation
Principal Receivables Collections	$3,319,943,285.51	$1,915,448,383.25
Other Items		$16,182,565.41
Available Principal Amounts		$1,931,630,948.66
Finance Charge Receivables Collections Excluding Interchange and Investment Earnings (4)	$115,574,533.76	$66,680,974.58
Discount Option Receivables Finance Charge Collections	$0.00	$0.00
Yield from Finance Charges Collected (5)	15.26%
Interchange	$68,086,734.24	$68,086,734.24
Yield from Interchange (6)	8.99%
Investment Earnings	$0.00	$0.00
Other Items		$0.00
Available Funds		$134,767,708.82
Default Amounts	$28,048,367.11	$16,182,565.41
Servicer Interchange		$3,281,250.00
Net Servicing Fee		$5,468,750.00
Total Servicing Fee	$15,143,574.62	$8,750,000.00
Weighted Average Available Funds Allocation Amount		$5,250,000,000.00
Average Principal Investor Percentage		57.6952%
Average Floating Investor Percentage		57.6952%

(4)	Finance charge receivables collections and related ratios have been updated to reflect changes in the treatment of certain non-cash reversals previously included in finance charge collections.
(5)

Yield from Finance Charges Collected is calculated as Finance Charge Receivables Collections Excluding Interchange and Investment Earnings plus Discount Option Receivables Finance Charge Collections divided by Average Principal Receivables, as calculated in the trust receivables section above annualized on a 30/360 basis.

(6)	Yield from Interchange is calculated as Interchange divided by Average Principal Receivables, as calculated in the trust receivables section above annualized on a 30/360 basis.

IV. End of Month Delinquencies

	Number of Accounts	Percentage of Total Number of Accounts	Total Receivables	Percentage of Total Receivables
30 to 59 Days Delinquent	5,032	0.16%	$41,956,088.82	0.45%
60 to 89 Days Delinquent	3,615	0.11%	$32,924,189.01	0.36%
90 to 119 Days Delinquent	3,054	0.10%	$29,220,338.27	0.32%
120 to 149 Days Delinquent	2,822	0.09%	$27,285,269.00	0.29%
150 to 179 Days Delinquent	2,463	0.08%	$25,512,426.40	0.28%
180 or More Days Delinquent	2	0.00%	$10,448.06	0.00%

Total	16,988	0.54%	$156,908,759.56	1.70%

Three-Month Average 60+ Delinquency Rate	1.26%
Does the Three-Month Average 60+ Day Delinquency Rate equal or exceed the Delinquency Trigger Rate?	N

V. Charge-Offs

Number of Accounts experiencing a Charge-Off	3,928
Default Amounts	$28,048,367.11
Less: Recovery Amounts	$4,344,279.61

Net Charge-Offs	$23,704,087.50
Average Net Charge-Off of Accounts experiencing a Charge-Off	$6,034.65

	March Monthly Period	February Monthly Period	January Monthly Period
Gross Charge-Off Rate (7)	3.70%	3.72%	3.43%
Net Charge-Off Rate (8)	3.13%	3.33%	3.05%

(7)

Gross Charge-Off Rate is calculated as Default Amounts as calculated in Section V divided by Average Principal Receivables, as calculated in the trust receivables section above annualized on a 30/360 basis.

(8)

Net Charge-Off Rate is calculated as Net Charge-Offs as calculated in Section V divided by Average Principal Receivables, as calculated in the trust receivables section above annualized on a 30/360 basis.

VI. WFCardSeries Performance Data

	March Monthly Period	February Monthly Period	January Monthly Period
Yield (9)	30.80%	29.11%	30.23%
Plus: Yield - Collections Of Discount Receivables	0.00%	0.00%	0.00%
Less: Investor Default Amounts	3.70%	3.67%	3.35%
(a) Portfolio Yield	27.11%	25.44%	26.89%
Weighted Average Interest Rates	4.89%	4.89%	4.89%
Plus: Servicer Interchange	0.75%	0.75%	0.75%
Plus: Net Servicing Fee	1.25%	1.25%	1.25%
(b) Base Rate	6.89%	6.89%	6.89%
Excess Available Funds Percentage	20.21%	18.55%	19.99%
Quarterly Excess Available Funds Percentage	19.59%	20.19%	20.80%
Principal Payment Rate (10)	36.48%	33.62%	35.93%

(9)	WFCardSeries Yield includes 100% allocation of gross interchange plus pro-rata (based on the applicable Floating Investor Percentage) allocation of finance charge receivables collected.
(10)

Principal Payment Rate is calculated as Principal Receivables Collections from Section III above divided by the Principal Receivables balance at the beginning of the Monthly Period. If an Account Addition or Removal occurs during the Monthly Period, a Weighted Average Principal Receivables balance is used. The weighted average is calculated using the Beginning of Period Principal Receivables balance for the number of days up to the Account Addition or Removal Date. The balance is reset to the Beginning Principal Receivables balance on the Account Addition or Removal Date plus the Principal Receivables balance for the Addition or Removal. This balance is used for the remaining days in the Monthly Period. The sum of the Principal Receivables are then divided by the days in the Monthly Period to calculate the average.

VII. Information Regarding the Current Distribution to Noteholders

Tranche	Fixed/ Floating	Variable Index	Variable Index Rate	Note Interest Rate	Interest Distribution	Principal Distribution	Total Distribution
Class A
A2024-1	Fixed	N/A	N/A	4.94%	$5,145,833.33	$0.00	$5,145,833.33
A2024-2	Fixed	N/A	N/A	4.29%	$3,575,000.00	$0.00	$3,575,000.00
A2025-1	Fixed	N/A	N/A	4.34%	$5,425,000.00	$0.00	$5,425,000.00

Total					$14,145,833.33	$0.00	$14,145,833.33
Class B
B2024-1	Fixed	N/A	N/A	5.27%	$1,646,875.00	$0.00	$1,646,875.00
B2025-1	Fixed	N/A	N/A	5.34%	$1,668,750.00	$0.00	$1,668,750.00

Total					$3,315,625.00	$0.00	$3,315,625.00
Class C
C2024-1	Fixed	N/A	N/A	5.81%	$1,180,156.25	$0.00	$1,180,156.25
C2025-1	Fixed	N/A	N/A	5.69%	$1,155,781.25	$0.00	$1,155,781.25

Total					$2,335,937.50	$0.00	$2,335,937.50
Class D
D2024-1	Fixed	N/A	N/A	7.51%	$821,406.25	$0.00	$821,406.25
D2025-1	Fixed	N/A	N/A	7.15%	$782,031.25	$0.00	$782,031.25

Total					$1,603,437.50	$0.00	$1,603,437.50

Total				4.89%	$21,400,833.33	$0.00	$21,400,833.33

VIII. Information Regarding the Tranches of Notes of the WFCardSeries

A. Principal Amounts as of the Distribution Date

Tranche	Initial Dollar Principal Amount	Outstanding Dollar Principal Amount	Adjusted Outstanding Dollar Principal Amount	Expected Principal Payment Date	Legal Final Maturity Date
Class A
A2024-1	$1,250,000,000.00	$1,250,000,000.00	$1,250,000,000.00	02/16/2027	02/15/2029
A2024-2	$1,000,000,000.00	$1,000,000,000.00	$1,000,000,000.00	10/15/2027	10/15/2029
A2025-1	$1,500,000,000.00	$1,500,000,000.00	$1,500,000,000.00	05/15/2028	05/15/2030

Total	$3,750,000,000.00	$3,750,000,000.00	$3,750,000,000.00
Class B
B2024-1	$375,000,000.00	$375,000,000.00	$375,000,000.00	01/15/2031	01/18/2033
B2025-1	$375,000,000.00	$375,000,000.00	$375,000,000.00	05/17/2032	05/15/2034

Total	$750,000,000.00	$750,000,000.00	$750,000,000.00
Class C
C2024-1	$243,750,000.00	$243,750,000.00	$243,750,000.00	01/15/2031	01/18/2033
C2025-1	$243,750,000.00	$243,750,000.00	$243,750,000.00	05/17/2032	05/15/2034

Total	$487,500,000.00	$487,500,000.00	$487,500,000.00
Class D
D2024-1	$131,250,000.00	$131,250,000.00	$131,250,000.00	01/15/2031	01/18/2033
D2025-1	$131,250,000.00	$131,250,000.00	$131,250,000.00	05/17/2032	05/15/2034

Total	$262,500,000.00	$262,500,000.00	$262,500,000.00

Total	$5,250,000,000.00	$5,250,000,000.00	$5,250,000,000.00

B. Nominal Liquidation Amount

Tranche	Beginning Nominal Liquidation Amount	Increases from amounts withdrawn from the Principal Funding Sub-Account in respect of Prefunding Excess Amount	Reimburse- ments of prior Nominal Liquidation Amount Deficits from WFCardSeries Available Funds	Increase due to additional notes issued	Reductions due to reallocations of WFCardSeries Available Principal Amounts	Investor Charge-Offs	Reductions due to amounts deposited to the Principal Funding Sub-Account	Ending Nominal Liquidation Amount
Class A
A2024-1	$1,250,000,000.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$1,250,000,000.00
A2024-2	$1,000,000,000.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$1,000,000,000.00
A2025-1	$1,500,000,000.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$1,500,000,000.00

Total	$3,750,000,000.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$3,750,000,000.00
Class B
B2024-1	$375,000,000.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$375,000,000.00
B2025-1	$375,000,000.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$375,000,000.00

Total	$750,000,000.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$750,000,000.00
Class C
C2024-1	$243,750,000.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$243,750,000.00
C2025-1	$243,750,000.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$243,750,000.00

Total	$487,500,000.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$487,500,000.00
Class D
D2024-1	$131,250,000.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$131,250,000.00
D2025-1	$131,250,000.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$131,250,000.00

Total	$262,500,000.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$262,500,000.00

Total	$5,250,000,000.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$5,250,000,000.00

C. Interest Funding Sub-Accounts

	Beginning								Ending
	balance	Note						Interest	balance
	Interest	Interest	Previous			Amount		Funding	Interest
	Funding	accrued during	shortfall of		Actual	withdrawn for		Sub-	Funding
	Sub-Account	the current	targeted	Targeted	deposit on	distribution to	Other	Account	Sub-Account
Tranche	Balances	Interest Period	deposit	deposit	Transfer Date	Noteholders	Withdrawals	Earnings	Balances
Class A
A2024-1	$0.00	$5,145,833.33	$0.00	$5,145,833.33	$5,145,833.33	$5,145,833.33	$0.00	$0.00	$0.00
A2024-2	$0.00	$3,575,000.00	$0.00	$3,575,000.00	$3,575,000.00	$3,575,000.00	$0.00	$0.00	$0.00
A2025-1	$0.00	$5,425,000.00	$0.00	$5,425,000.00	$5,425,000.00	$5,425,000.00	$0.00	$0.00	$0.00

Total	$0.00	$14,145,833.33	$0.00	$14,145,833.33	$14,145,833.33	$14,145,833.33	$0.00	$0.00	$0.00
Class B
B2024-1	$0.00	$1,646,875.00	$0.00	$1,646,875.00	$1,646,875.00	$1,646,875.00	$0.00	$0.00	$0.00
B2025-1	$0.00	$1,668,750.00	$0.00	$1,668,750.00	$1,668,750.00	$1,668,750.00	$0.00	$0.00	$0.00

Total	$0.00	$3,315,625.00	$0.00	$3,315,625.00	$3,315,625.00	$3,315,625.00	$0.00	$0.00	$0.00
Class C
C2024-1	$0.00	$1,180,156.25	$0.00	$1,180,156.25	$1,180,156.25	$1,180,156.25	$0.00	$0.00	$0.00
C2025-1	$0.00	$1,155,781.25	$0.00	$1,155,781.25	$1,155,781.25	$1,155,781.25	$0.00	$0.00	$0.00

Total	$0.00	$2,335,937.50	$0.00	$2,335,937.50	$2,335,937.50	$2,335,937.50	$0.00	$0.00	$0.00
Class D
D2024-1	$0.00	$821,406.25	$0.00	$821,406.25	$821,406.25	$821,406.25	$0.00	$0.00	$0.00
D2025-1	$0.00	$782,031.25	$0.00	$782,031.25	$782,031.25	$782,031.25	$0.00	$0.00	$0.00

Total	$0.00	$1,603,437.50	$0.00	$1,603,437.50	$1,603,437.50	$1,603,437.50	$0.00	$0.00	$0.00

Total	$0.00	$21,400,833.33	$0.00	$21,400,833.33	$21,400,833.33	$21,400,833.33	$0.00	$0.00	$0.00

D. Accumulation Reserve Sub-Accounts

	Beginning				Amount
	balance				withdrawn to		Ending balance
	Accumulation	Accumulation			cover PFA		Accumulation
	Reserve	Reserve		Actual deposit	Accumulation	Withdrawal	Reserve
	Sub-Account	Sub-Account	Targeted	on the Transfer	Earnings	of excess	Sub-Account
Tranche	Balances	Earnings	deposit	Date	Shortfall	amounts	Balances
Class A
A2024-1	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
A2024-2	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
A2025-1	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00

Total	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class B
B2024-1	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
B2025-1	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00

Total	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class C
C2024-1	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
C2025-1	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00

Total	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class D
D2024-1	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
D2025-1	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00

Total	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00

Total	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00

E. Principal Funding Sub-Accounts

	Beginning
	balance
	Principal	Previous		Actual	Amount		Principal	Ending balance
	Funding	shortfall of		deposit on	withdrawn for		Funding	Principal Funding
	Sub-Account	targeted	Targeted	Transfer	distribution to	Other	Sub-Account	Sub-Account
Tranche	Balances	deposit	deposit	Date	Noteholders	Withdrawals	Earnings	Balances
Class A
A2024-1	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
A2024-2	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
A2025-1	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00

Total	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class B
B2024-1	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
B2025-1	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00

Total	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class C
C2024-1	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
C2025-1	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00

Total	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class D
D2024-1	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
D2025-1	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00

Total	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00

Total	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00

F. Class C Reserve Sub-Accounts

	Beginning
	balance	Class C						Ending balance
	Class C	Reserve Issuer	Class C			Amount		Class C
	Reserve	Deposit Due to	Reserve		Actual	withdrawn for	Withdrawal	Reserve
	Sub-Account	New Tranche	Sub-Account	Targeted	deposit on	application to	of excess	Sub-Account
Tranche	Balances	Issuance	Earnings	deposit	Transfer Date	Class C Notes	amounts	Balances
C2024-1	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
C2025-1	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00

Total	$0.00	0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00

G. Class D Reserve Sub-Accounts

	Beginning
	balance	Class D						Ending balance
	Class D	Reserve Issuer	Class D			Amount		Class D
	Reserve	Deposit Due to	Reserve		Actual	withdrawn for	Withdrawal	Reserve
	Sub-Account	New Tranche	Sub-Account	Targeted	deposit on	application to	of excess	Sub-Account
Tranche	Balances	Issuance	Earnings	deposit	Transfer Date	Class D Notes	amounts	Balances
D2024-1	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
D2025-1	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00

Total	$0.00	0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00

H. Class A Unused Subordinated Amount; Class A Usage of Class B, Class C, and Class D Subordinated Amounts

							Class A	Class A	Class A
	Class A	Class A	Class A	Class A	Class A	Class A	Cumulative	Cumulative	Cumulative
	Required	Required	Required	Unused	Unused	Unused	Usage of	Usage of	Usage of
	Subordinated	Subordinated	Subordinated	Subordinated	Subordinated	Subordinated	Class B	Class C	Class D
	Amount of	Amount of	Amount of	Amount of	Amount of	Amount of	Subordinated	Subordinated	Subordinated
Tranche	Class B Notes	Class C Notes	Class D Notes	Class B Notes	Class C Notes	Class D Notes	Amount	Amount	Amount
A2024-1	$156,250,000.00	$101,562,500.00	$54,687,500.00	$156,250,000.00	$101,562,500.00	$54,687,500.00	$0.00	$0.00	$0.00
A2024-2	$125,000,000.00	$81,250,000.00	$43,750,000.00	$125,000,000.00	$81,250,000.00	$43,750,000.00	$0.00	$0.00	$0.00
A2025-1	$187,500,000.00	$121,875,000.00	$65,625,000.00	$187,500,000.00	$121,875,000.00	$65,625,000.00	$0.00	$0.00	$0.00

Total	$468,750,000.00	$304,687,500.00	$164,062,500.00	$468,750,000.00	$304,687,500.00	$164,062,500.00	$0.00	$0.00	$0.00

I. Class B Unused Subordinated Amount; Class B Usage of Class C and Class D Subordinated Amounts

Tranche	Class B Required Subordinated Amount of Class C Notes	Class B Required Subordinated Amount of Class D Notes	Class B Unused Subordinated Amount of Class C Notes	Class B Unused Subordinated Amount of Class D Notes	Class B Cumulative Usage of Class C Required Subordinated Amount	Class B Cumulative Usage of Class D Required Subordinated Amount
B2024-1	$162,499,996.88	$87,500,001.56	$162,499,996.88	$87,500,001.56	$0.00	$0.00
B2025-1	$162,499,996.88	$87,500,001.56	$162,499,996.88	$87,500,001.56	$0.00	$0.00

Total	$324,999,993.76	$175,000,003.12	$324,999,993.76	$175,000,003.12	$0.00	$0.00

J. Class C Unused Subordinated Amount; Class C Usage of Class D Subordinated Amounts

			Class C
			Cumulative
	Class C Required	Class C Unused	Usage of Class D
	Subordinated	Subordinated	Required
	Amount of Class D	Amount of Class D	Subordinated
Tranche	Notes	Notes	Amount
C2024-1	$90,446,890.42	$90,446,890.42	$0.00
C2025-1	$90,446,890.42	$90,446,890.42	$0.00

Total	$180,893,780.84	$180,893,780.84	$0.00

IX. Early Redemption Events

Is the amount of Excess Available Funds averaged over the three preceding Monthly Periods less than the Required Excess Available Funds?	No

Has an Early Redemption Event, or an event that with the giving of notice or other action would constitute an Early Redemption Event, occurred?	No

X. Investor Communication Requests

No activity to report

XI. Repurchase Demand Activity (Rule 15Ga-1)

No activity to report

Wells Fargo Bank, National Association filed its most recent Form ABS-15G with respect to WF Card Issuance Trust with the SEC on February 5, 2026. Wells Fargo Bank, National Association’s Central Index Key number is 0000740906.

XII. Asset Review

Information required by Item 1121(d)(1) of Regulation AB concerning the Trust: No activity to report

Information required by Item 1121(d)(2) of Regulation AB concerning the Trust:

There has been no change to the Asset Representation Reviewer during the Monthly Period.

IN WITNESS WHEREOF, the undersigned has duly executed this Monthly Noteholder’s Statement as of April 10, 2026

Wells Fargo Bank, National Association, as Servicer

By:
Name: W. Bynum Sharpe
Title:	Executive Director